Fair Value Measurements (Details) (Detail)	7 Months Ended
Sep. 30, 2020 USD ($)
Assets [Abstract]
Transfers from Level 1 to Level 2	$ 0
Transfers from Level 2 to Level 1	0
Transfers in into Level 3	0
Transfers out of Level 3	0
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets [Abstract]
Marketable securities held in Trust Account	149,570,559
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Marketable securities held in Trust Account	0
Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Marketable securities held in Trust Account	$ 0